EMPLOYEE BENEFIT LIABILITIES - Maturity Profile of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 7,013	$ 7,357
Weighted average duration of defined benefit obligation		9 years
Minimum
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	9 years
Maximum
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	14 years
Within the next 12 months (next annual reporting period)
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 1,120	$ 1,320
Between 2 and 5 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	2,856	1,936
Between 6 and 10 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 3,037	$ 4,101